OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,859	$ 3,101
Government authorities	20,196	13,991
Deferred tax assets (see also Note 2n)		11,409
Advances to suppliers	3,103	2,831
Derivatives	717	2,570
Other receivables (see also Note 10)	6,178	5,582
Other accounts receivables and prepaid expenses	$ 33,053	$ 39,484